share-based compensation - Weighted average assumptions used (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
share-based compensation
Share option award fair value (per share option)	$ 0.65
Risk free interest rate	0.95%
Expected lives(1) (years)	4.25
Expected volatility	12.30%
Dividend yield	5.40%